VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 62.7%
		Communication Services: 3.5%
1,198,260	(1)	Alphabet, Inc. - Class A	$114,613,569	1.6
1,007,700	(1)	Alphabet, Inc. - Class C	96,890,355	1.4
291,395	(1)	Meta Platforms, Inc.	39,536,474	0.5
			251,040,398	3.5

		Consumer Discretionary: 6.0%
1,607,724	(1)	Amazon.com, Inc.	181,672,812	2.6
615,127	(2)	Starbucks Corp.	51,830,601	0.7
1,819,158		Yum! Brands, Inc.	193,449,262	2.7
			426,952,675	6.0

		Consumer Staples: 0.7%
1,320,427		Keurig Dr Pepper, Inc.	47,297,695	0.7

		Energy: 0.8%
228,700		EOG Resources, Inc.	25,552,651	0.4
139,600		Pioneer Natural Resources Co.	30,227,588	0.4
			55,780,239	0.8

		Financials: 5.9%
1,173,604		Intercontinental Exchange, Inc.	106,035,121	1.5
315,213		KKR & Co., Inc.	13,554,159	0.2
438,205		Marsh & McLennan Cos., Inc.	65,419,624	0.9
109,378		MSCI, Inc. - Class A	46,134,547	0.7
1,240,613		PNC Financial Services Group, Inc.	185,372,395	2.6
			416,515,846	5.9

		Health Care: 14.0%
839,344		Alcon, Inc.	48,753,662	0.7
2,478,630	(1)	Avantor, Inc.	48,581,148	0.7
654,023	(2)	Becton Dickinson & Co.	145,735,945	2.0
596,049	(1)	Catalent, Inc.	43,130,106	0.6
634,134		Danaher Corp.	163,790,471	2.3
1,512		Embecta Corp.	43,530	0.0
86,712	(1)	Hologic, Inc.	5,594,658	0.1
1,389,289		PerkinElmer, Inc.	167,173,145	2.4
327,196		Teleflex, Inc.	65,916,906	0.9
326,341		Thermo Fisher Scientific, Inc.	165,516,892	2.3
280,987		UnitedHealth Group, Inc.	141,909,675	2.0
			996,146,138	14.0

		Industrials: 9.9%
5,655,527	(1),(3)	Aurora Innovation, Inc.	12,498,714	0.2
168,539		Equifax, Inc.	28,892,641	0.4
3,005,349		Fortive Corp.	175,211,847	2.5
2,314,316	(2)	General Electric Co.	143,279,303	2.0
3,160,634		Ingersoll Rand, Inc.	136,729,027	1.9
1,521,373		TransUnion	90,506,480	1.3
826,639		Waste Connections, Inc.	111,703,728	1.6
			698,821,740	9.9

		Information Technology: 20.7%
1,597,937		Apple, Inc.	220,834,893	3.1
288,859	(1)	Black Knight, Inc.	18,697,843	0.3
162,900		Mastercard, Inc. - Class A	46,318,986	0.6
1,790,711		Microsoft Corp.	417,056,592	5.9
228,400		Nvidia Corp.	27,725,476	0.4
926,261		NXP Semiconductor NV - NXPI - US	136,632,760	1.9
316,876		Roper Technologies, Inc.	113,961,285	1.6
428,864	(1)	Salesforce, Inc.	61,687,798	0.9
1,577,661		TE Connectivity Ltd.	174,110,668	2.4
206,268	(1)	Teledyne Technologies, Inc.	69,609,262	1.0
912,714		Texas Instruments, Inc.	141,269,873	2.0
237,968	(2)	Visa, Inc. - Class A	42,275,015	0.6
			1,470,180,451	20.7

		Utilities: 1.2%
980,918		Ameren Corp.	79,012,945	1.1
125,100		Public Service Enterprise Group, Inc.	7,034,373	0.1
			86,047,318	1.2

	Total Common Stock
	(Cost $4,937,601,223)		4,448,782,500	62.7

PREFERRED STOCK: 1.0%
		Consumer Discretionary: 0.5%
413,251	(1),(4),(5)	Waymo LLC., Series A-2	37,904,208	0.5

		Financials: 0.0%
23,000	(1),(6)	Charles Schwab Corp. - Series D	565,110	0.0

		Utilities: 0.5%
613,154	(1),(6)	CMS Energy Corp.	14,219,041	0.2
466,830	(1),(3),(6)	CMS Energy Corp.	10,760,431	0.2
132,922	(1),(6),(7)	NiSource, Inc. - Series B	3,280,515	0.0
345,692	(1),(6),(7)	SCE Trust IV	6,803,219	0.1
			35,063,206	0.5

	Total Preferred Stock
	(Cost $75,024,656)		73,532,524	1.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.7%
		Communications: 1.5%
9,330,000	(8)	Altice France Holding SA, 10.500%, 05/15/2027	7,329,140	0.1
45,000	(8)	Arches Buyer, Inc., 4.250%, 06/01/2028	35,198	0.0
45,653,000	(3),(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	39,442,594	0.6
44,545,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	40,274,916	0.6

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,125,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	$2,016,530	0.0
600,000		Lamar Media Corp., 3.625%, 01/15/2031	472,755	0.0
3,610,000	(3)	Lamar Media Corp., 3.750%, 02/15/2028	3,158,389	0.0
3,215,000	(8)	Photo Holdings Merger Sub, Inc., 8.500%, 10/01/2026	2,061,715	0.0
12,390,000	(8)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	11,396,508	0.2
2,605,000	(8)	Twitter, Inc., 5.000%, 03/01/2030	2,501,855	0.0
			108,689,600	1.5

		Consumer, Cyclical: 3.1%
13,970,000	(3)	Cedar Fair L.P., 5.250%, 07/15/2029	12,013,921	0.2
16,611,000	(3)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/2027	15,452,383	0.2
8,217,000	(8)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.500%, 05/01/2025	7,915,559	0.1
10,967,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.500%, 10/01/2028	10,165,422	0.2
2,719,000	(8)	Clarios Global L.P., 6.750%, 05/15/2025	2,665,408	0.0
3,708,000	(3),(8)	Clarios Global L.P. / Clarios US Finance Co., 6.250%, 05/15/2026	3,546,109	0.1
11,970,000	(3),(8)	Clarios Global L.P. / Clarios US Finance Co., 8.500%, 05/15/2027	11,452,896	0.2
7,010,000	(8)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	6,538,391	0.1
2,303,000	(8)	Hilton Domestic Operating Co., Inc., 3.625%, 02/15/2032	1,767,665	0.0
2,552,000	(8)	Hilton Domestic Operating Co., Inc., 3.750%, 05/01/2029	2,112,775	0.0
3,092,000	(8)	Hilton Domestic Operating Co., Inc., 4.000%, 05/01/2031	2,504,365	0.0
121,000		Hilton Domestic Operating Co., Inc., 4.875%, 01/15/2030	105,526	0.0
1,443,000	(8)	Hilton Domestic Operating Co., Inc., 5.375%, 05/01/2025	1,413,927	0.0
321,000	(8)	Hilton Domestic Operating Co., Inc., 5.750%, 05/01/2028	300,848	0.0
487,000	(3)	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 04/01/2027	447,882	0.0
25,531,000	(8)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	23,757,617	0.3
9,459,000	(8)	Life Time, Inc., 5.750%, 01/15/2026	8,621,595	0.1
595,000	(8)	Live Nation Entertainment, Inc., 4.875%, 11/01/2024	576,195	0.0
7,172,500	(8)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	7,033,640	0.1
34,751,000	(8)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	33,144,809	0.5
21,402,000	(3),(8)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	18,833,760	0.3
5,559,000	(3),(8)	Six Flags Theme Parks, Inc., 7.000%, 07/01/2025	5,564,997	0.1
2,169,638		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	2,055,040	0.0
1,213,017		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/2024	1,201,088	0.0
290,820		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	263,239	0.0
1,626,411		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	1,444,244	0.0
1,026,000	(8)	Vail Resorts, Inc., 6.250%, 05/15/2025	1,013,596	0.0
2,530,000		Yum! Brands, Inc., 3.625%, 03/15/2031	2,027,896	0.0
6,845,000		Yum! Brands, Inc., 4.625%, 01/31/2032	5,752,127	0.1
3,202,000	(8)	Yum! Brands, Inc., 4.750%, 01/15/2030	2,805,400	0.1
14,496,000		Yum! Brands, Inc., 5.350%, 11/01/2043	11,556,179	0.2
7,384,000	(3)	Yum! Brands, Inc., 5.375%, 04/01/2032	6,562,482	0.1
5,885,000		Yum! Brands, Inc., 6.875%, 11/15/2037	5,882,793	0.1
			216,499,774	3.1

		Consumer, Non-cyclical: 0.7%
1,936,000	(3),(8)	Avantor Funding, Inc., 3.875%, 11/01/2029	1,576,223	0.0
11,430,000	(3),(8)	Avantor Funding, Inc., 4.625%, 07/15/2028	10,197,274	0.2

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
3,051,000	(8)	Catalent Pharma Solutions, Inc., 3.125%, 02/15/2029	$2,356,364	0.1
1,605,000	(8)	Catalent Pharma Solutions, Inc., 3.500%, 04/01/2030	1,264,403	0.0
977,000	(8)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	872,632	0.0
386,000	(8)	Charles River Laboratories International, Inc., 3.750%, 03/15/2029	321,592	0.0
2,100,000	(3),(8)	CoreLogic, Inc., 4.500%, 05/01/2028	1,431,066	0.0
1,240,000	(8)	Gartner, Inc., 3.625%, 06/15/2029	1,034,972	0.0
1,510,000	(8)	Gartner, Inc., 3.750%, 10/01/2030	1,239,332	0.0
770,000	(8)	Gartner, Inc., 4.500%, 07/01/2028	689,616	0.0
11,184,000	(8)	Hadrian Merger Sub, Inc., 8.500%, 05/01/2026	10,273,511	0.2
1,115,000	(8)	Hologic, Inc., 3.250%, 02/15/2029	914,236	0.0
2,355,000	(8)	IQVIA, Inc., 5.000%, 05/15/2027	2,201,018	0.0
2,345,000	(8)	Korn Ferry, 4.625%, 12/15/2027	2,076,029	0.0
7,810,000	(3),(8)	Surgery Center Holdings, Inc., 10.000%, 04/15/2027	7,604,948	0.1
700,000	(8)	Teleflex, Inc., 4.250%, 06/01/2028	610,292	0.0
6,015,000	(3)	Teleflex, Inc., 4.625%, 11/15/2027	5,428,088	0.1
			50,091,596	0.7

		Financial: 1.5%
12,600,000	(8)	Acrisure LLC / Acrisure Finance, Inc., 7.000%, 11/15/2025	11,535,930	0.2
2,230,000	(8)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 4.250%, 10/15/2027	1,909,243	0.0
3,784,000	(3),(8)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 5.875%, 11/01/2029	3,080,977	0.1
9,919,000	(8)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.750%, 10/15/2027	8,569,510	0.1
3,510,000	(8)	AmWINS Group, Inc., 4.875%, 06/30/2029	2,921,382	0.0
2,790,000	(8)	HUB International Ltd., 5.625%, 12/01/2029	2,335,160	0.0
50,705,000	(8)	HUB International Ltd., 7.000%, 05/01/2026	48,169,750	0.7
480,000	(8)	Ryan Specialty Group LLC, 4.375%, 02/01/2030	407,706	0.0
3,327,000		SBA Communications Corp., 3.125%, 02/01/2029	2,683,076	0.0
5,255,000	(3)	SBA Communications Corp., 3.875%, 02/15/2027	4,668,831	0.1
2,214,000	(7)	State Street Corp., 6.890%, 12/31/2199	2,200,792	0.0
19,660,000	(8)	USI, Inc./NY, 6.875%, 05/01/2025	18,922,580	0.3
			107,404,937	1.5

		Industrial: 0.6%
23,480,000	(7)	General Electric Co., 6.623%, 12/31/2199	22,046,158	0.3
3,185,000		Howmet Aerospace, Inc., 3.000%, 01/15/2029	2,606,349	0.1
1,500,000		Lennox International, Inc., 3.000%, 11/15/2023	1,467,721	0.0
2,540,000	(8)	Sensata Technologies BV, 4.000%, 04/15/2029	2,107,424	0.1
5,100,000	(8)	Sensata Technologies BV, 5.000%, 10/01/2025	4,872,514	0.1
1,430,000	(8)	Sensata Technologies BV, 5.625%, 11/01/2024	1,423,794	0.0
1,702,000	(3),(8)	Sensata Technologies, Inc., 3.750%, 02/15/2031	1,344,274	0.0
1,981,000	(8)	TK Elevator US Newco, Inc., 5.250%, 07/15/2027	1,689,011	0.0
655,000		TransDigm UK Holdings PLC, 6.875%, 05/15/2026	621,780	0.0
2,100,000		TransDigm, Inc., 5.500%, 11/15/2027	1,831,126	0.0
2,100,000	(8)	TransDigm, Inc., 6.250%, 03/15/2026	2,040,549	0.0
940,000		TransDigm, Inc., 6.375%, 06/15/2026	889,200	0.0
			42,939,900	0.6

		Technology: 0.2%
1,651,000	(8)	Black Knight InfoServ LLC, 3.625%, 09/01/2028	1,409,228	0.0
1,520,000	(8)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	1,310,625	0.0
1,790,000	(8)	Clarivate Science Holdings Corp., 3.875%, 07/01/2028	1,480,419	0.0
1,280,000	(8)	Clarivate Science Holdings Corp., 4.875%, 07/01/2029	1,004,301	0.0
195,000	(8)	MSCI, Inc., 3.250%, 08/15/2033	150,893	0.0
3,025,000	(8)	MSCI, Inc., 3.625%, 09/01/2030	2,492,878	0.1
430,000	(8)	MSCI, Inc., 3.625%, 11/01/2031	345,552	0.0
550,000	(8)	MSCI, Inc., 3.875%, 02/15/2031	464,194	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
2,475,000	(3),(8)	MSCI, Inc., 4.000%, 11/15/2029	$2,142,731	0.1
200,000	(3)	Twilio, Inc., 3.625%, 03/15/2029	161,793	0.0
			10,962,614	0.2

		Utilities: 0.1%
9,465,000	(3),(7)	NiSource, Inc., 5.650%, 12/31/2199	8,778,788	0.1

	Total Corporate Bonds/Notes
	(Cost $591,102,127)		545,367,209	7.7

U.S. TREASURY OBLIGATIONS: 8.9%
		U.S. Treasury Notes: 8.9%
132,230,100		1.500%,01/31/2027	118,562,879	1.7
98,599,600		1.875%,02/28/2027	89,818,073	1.2
121,970,200		2.500%,03/31/2027	113,956,377	1.6
339,092,700		2.750%,08/15/2032	310,110,871	4.4

	Total U.S. Treasury Obligations
	(Cost $654,572,794)		632,448,200	8.9

BANK LOANS: 15.1%
		Aerospace & Defense: 0.1%
9,481,149		SkyMiles IP Ltd. 2020 Skymiles Term Loan B, 4.750%, (US0003M + 3.750%), 10/20/2027	9,527,901	0.1

		Business Equipment & Services: 0.4%
32,037,900		Ascend Learning, LLC 2021 Term Loan, 6.615%, (US0001M + 3.500%), 12/11/2028	29,655,081	0.4
2,286,515		Polaris Newco LLC USD Term Loan B, 6.633%, (US0001M + 4.000%), 06/02/2028	2,115,884	0.0
			31,770,965	0.4

		Communications: 0.0%
1,541,044		Charter Communications Operating, LLC 2019 Term Loan B1, 4.830%, (US0001M + 1.750%), 04/30/2025	1,516,965	0.0
2,094,239		Mega Broadband Investments TL B 1L, 6.688%, (US0001M + 3.000%), 11/12/2027	2,005,234	0.0
			3,522,199	0.0

		Consumer, Cyclical: 1.5%
41,651,633		Formula One TL B3 1L, 5.615%, (US0003M + 2.500%), 02/01/2024	41,309,506	0.6
11,021,051		Insprire Brands TL B 1L, 5.274%, (US0001M + 2.750%), 02/05/2025	10,682,551	0.1
3,731,830		Life Time, Inc. - TL B 1L, 7.834%, (US0001M + 4.750%), 12/22/2024	3,669,631	0.1
39,600,750		Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/21/2027	39,819,980	0.6
8,217,105		SeaWorld Parks & Entertainment, Inc. TL B 1L, 6.080%, (US0001M + 3.000%), 08/25/2028	7,904,855	0.1
3,275,125		WellPet - TL B 1L, 7.315%, (US0003M + 3.750%), 12/21/2027	3,103,181	0.0
			106,489,704	1.5

		Consumer, Non-cyclical: 1.5%
22,417,121		ADMI Corp. 2021 Incremental Term Loan B3, 6.878%, (US0001M + 3.750%), 12/23/2027	19,876,521	0.3
767,466		ADMI Corp./ Aspen Dental 2018 Term Loan B 1l, 5.894%, (US0003M + 2.750%), 04/30/2025	701,592	0.0
1,040,000		CoreLogic, Inc. TL 2L, 9.625%, (US0001M + 6.500%), 04/13/2029	785,200	0.0
3,622,954		CoreLogic, Inc. TL B 1L, 6.625%, (US0001M + 3.500%), 06/02/2028	2,747,405	0.1
1,492,500		Eyecare Partners LLC TL 1L, 6.000%, (US0001M + 3.750%), 10/14/2028	1,354,444	0.0
1,658,123		Eyecare Partners LLC TL 1L, 6.826%, (TSFR1M + 3.750%), 02/20/2027	1,507,511	0.0
30,005,975		Heartland Dental LLC - TL 1L, 6.538%, (US0003M + 3.750%), 04/30/2025	27,736,773	0.4
20,512,643		Loire Finco Luxembourg Sarl - TL B 1L, 6.365%, (US0003M + 3.250%), 01/24/2027	18,871,632	0.3
2,473,688		Pacific Dental Services TL B 1L, 6.493%, (US0001M + 3.500%), 04/20/2028	2,391,232	0.0
7,881,297		PetVet Care Centers LLC, 6.171%, (US0003M + 3.250%), 02/14/2025	7,295,126	0.1
655,000		PetVet Care Centers LLC 2021 2L, 8.774%, (US0001M + 6.250%), 02/13/2026	627,572	0.0
2,092,939		PetVet Care Centers LLC TL 1L, 5.865%, (US0003M + 2.750%), 02/14/2025	1,942,248	0.0
23,118,363		Sunshine Luxembourg VII Sarl - TL B 1L, 7.424%, (US0003M + 4.250%), 07/17/2026	21,579,558	0.3
			107,416,814	1.5

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical: 1.5%
112,025,084	Ultimate Software Group Inc (The) 2021 Term Loan, 5.535%, (US0003M + 3.250%), 05/04/2026	$106,248,847	1.5

	Financial: 4.7%
4,276,800	Acrisure, LLC 2021 Incremental Term Loan B, 6.865%, (US0001M + 3.750%), 02/15/2027	3,929,310	0.1
25,732,860	Alliant Holdings Intermediate, LLC Term Loan B 1L, 6.365%, (US0003M + 3.000%), 05/09/2025	24,671,379	0.3
27,851,893	Howden Group Holdings Ltd. - TL B 1L, 6.378%, (US0001M + 3.250%), 11/12/2027	26,572,433	0.4
87,536,245	HUB International Ltd. - TL B3 1L, 5.982%, (US0003M + 3.250%), 04/25/2025	84,499,788	1.2
131,632,326	HUB International Ltd. TL B 1L, 5.766%, (US0001M + 3.000%), 04/25/2025	126,824,060	1.8
6,602,645	Ryan Specialty Group, LLC TL B 1L, 6.134%, (US0001M + 3.250%), 07/23/2027	6,404,566	0.1
58,717,710	USI Inc/NY - TL B 1L, 6.424%, (US0003M + 3.000%), 05/16/2024	57,292,572	0.8
		330,194,108	4.7

	Food Products: 0.2%
11,514,876	IRB Holding Corp 2022 Term Loan B, 5.696%, (SOFRRATE + 3.000%), 12/15/2027	10,787,999	0.2

	Health Care: 1.3%
10,259,731	ADMI Corp. 2021 Term Loan B2, 6.490%, (US0001M + 3.375%), 12/23/2027	9,011,460	0.1
3,453,312	Heartland Dental, LLC 2021 Incremental Term Loan, 7.084%, (US0001M + 4.000%), 04/30/2025	3,215,034	0.0
64,963,550	Medline Borrower, LP USD Term Loan B, 6.365%, (US0001M + 3.250%), 10/23/2028	59,883,790	0.8
12,352,240	PetVet Care Centers, LLC 2021 Term Loan B3, 5.872%, (US0003M + 3.500%), 02/14/2025	11,518,464	0.2
6,134,905	Press Ganey Holdings, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 07/24/2026	5,678,621	0.1
4,252,691	Press Ganey Holdings, Inc. 2022 Incremental Term Loan, 6.784%, (TSFR1M + 3.750%), 07/24/2026	3,885,896	0.1
		93,193,265	1.3

	Industrial: 0.7%
EUR 9,294,124	Filtration Group - TL B 1L, 4.185%, (US0003M + 3.000%), 03/29/2025	8,721,553	0.1
10,173,497	Filtration Group Corp. 2018 1st Lien Term Loan, 6.115%, (US0003M + 3.000%), 03/31/2025	9,796,234	0.2
7,883,179	Filtration Group Corporation 2021 Incremental Term Loan, 6.559%, (US0001M + 3.500%), 10/21/2028	7,498,874	0.1
24,230,207	TK Elevator US NewCo, Inc. TL B 1L, 6.871%, (US0001M + 3.500%), 07/30/2027	23,236,768	0.3
		49,253,429	0.7

	Insurance: 1.0%
30,974,259	Alliant Holdings Intermediate, LLC 2021 Term Loan B4, 6.493%, (US0001M + 3.500%), 11/06/2027	29,486,379	0.4
11,622,888	Alliant Holdings Intermediate, LLC Term Loan B, 5.622%, (US0001M + 3.250%), 05/09/2025	11,152,161	0.2
2,765,390	Applied Systems, Inc. 2021 2nd Lien Term Loan, 6.250%, (US0003M + 5.500%), 09/19/2025	2,730,823	0.0
31,088,928	USI, Inc. 2019 Incremental Term Loan B, 3.382%, (US0003M + 3.250%), 12/02/2026	30,078,538	0.4
		73,447,901	1.0

	Lodging & Casinos: 0.1%
4,637,677	Arches Buyer Inc. 2021 Term Loan B, 6.365%, (US0001M + 3.250%), 12/06/2027	4,197,098	0.1
1,020,592	Hilton Worldwide Finance, LLC 2019 Term Loan B2, 4.834%, (US0001M + 1.750%), 06/22/2026	988,060	0.0
		5,185,158	0.1

	Technology: 2.1%
25,035,576	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.250%, (US0003M + 3.250%), 09/19/2024	24,487,923	0.4

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
BANK LOANS: (continued)
		Technology: (continued)
4,575,000		Ascend Learning LLC TL B 2L, 8.878%, (US0001M + 3.500%), 11/18/2029	$4,014,562	0.1
31,482,556		Athenahealth, Inc. 2022 Term Loan, 6.576%, (SOFRRATE + 3.500%), 01/27/2029	28,287,077	0.4
12,787,380		Clarivate / Camelot Finance SA TL B 1L, 6.115%, (US0003M + 3.000%), 10/31/2026	12,395,767	0.2
24,857,936		Emerald TopCo Inc Term Loan, 3.656%, (US0001M + 3.500%), 07/24/2026	22,682,867	0.3
7,054,431		Entegris, Inc. 2022 Term Loan B, 5.570%, (SOFRRATE + 3.000%), 07/06/2029	7,014,750	0.1
2,889,965		Project Boost Purchaser LLC, 6.628%, (US0001M + 3.500%), 05/30/2026	2,743,660	0.0
31,201,326		RealPage, Inc. Term Loan B 1L, 6.115%, (US0001M + 3.000%), 04/24/2028	29,280,510	0.4
1,125,000		RealPage, Inc. Term Loan B 2L, 9.024%, (US0003M + 3.250%), 02/17/2029	1,091,250	0.0
5,247,000		Sophia L.P. TL B 1L, 6.621%, (US0001M + 3.500%), 10/07/2027	5,056,796	0.1
2,273,333		Sophia LP 2022 TL 1L, 6.459%, (SOFRRATE + 4.250%), 10/07/2027	2,191,873	0.0
1,592,000		Storable, Inc. 2021 TL B 1L, 6.524%, (TSFR1M + 3.250%), 04/17/2028	1,496,480	0.0
5,385,000		UKG, Inc. TL 2L, 7.535%, (US0001M + 6.750%), 05/03/2027	5,115,750	0.1
			145,859,265	2.1

	Total Bank Loans
	(Cost $1,124,350,980)		1,072,897,555	15.1

ASSET-BACKED SECURITIES: 0.3%
		Other Asset-Backed Securities: 0.3%
7,805,215	(8)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	7,201,714	0.1
7,305,375	(8)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	6,901,478	0.1
3,617,250	(8)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,129,583	0.1

	Total Asset-Backed Securities
	(Cost $18,645,211)		17,232,775	0.3

CONVERTIBLE BONDS/NOTES: 0.2%
		Communications: 0.2%
3,177,000		Shopify, Inc., 0.125%, 11/01/2025	2,613,082	0.0
4,373,000	(9)	Snap, Inc., 8.270%, 05/01/2027	3,037,049	0.1
7,236,000	(9)	Spotify USA, Inc., 7.050%, 03/15/2026	5,716,440	0.1

	Total Convertible Bonds/Notes
	(Cost $13,072,903)		11,366,571	0.2

	Total Long-Term Investments
	(Cost $7,414,369,894)		6,801,627,334	95.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
		Repurchase Agreements: 0.8%
13,024,630	(10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $13,027,895, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $13,285,123, due 11/01/22-08/20/72)	13,024,630	0.2
3,049,256	(10)	CF Secured LLC, Repurchase Agreement dated 09/30/22, 2.97%, due 10/03/22 (Repurchase Amount $3,050,000, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $3,110,241, due 11/15/22-08/15/52)	3,049,256	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
6,552,541	(10)	Citadel Securities LLC, Repurchase Agreement dated 09/30/22, 3.06%, due 10/03/22 (Repurchase Amount $6,554,189, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $6,685,308, due 10/15/22-08/15/52)	$6,552,541	0.1
2,362,090	(10)	Daiwa Capital Markets, Repurchase Agreement dated 09/30/22, 2.96%, due 10/03/22 (Repurchase Amount $2,362,665, collateralized by various U.S. Government Securities, 0.000%-6.125%, Market Value plus accrued interest $2,409,332, due 12/22/22-08/15/51)	2,362,090	0.0
2,521,236	(10)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/22, 2.96%, due 10/03/22 (Repurchase Amount $2,521,849, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $2,571,661, due 10/04/22-05/15/52)	2,521,236	0.0
3,904,984	(10)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $3,905,973, collateralized by various U.S. Government Agency Obligations, 0.550%-8.000%, Market Value plus accrued interest $3,984,106, due 11/01/22-08/20/72)	3,904,984	0.1
18,163,165	(10)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $18,167,703, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $18,526,428, due 08/15/25-08/20/52)	18,163,165	0.3
9,552,239	(10)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $9,554,626, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,743,520, due 10/15/24-02/15/51)	9,552,239	0.1

	Total Repurchase Agreements
	(Cost $59,130,141)		59,130,141	0.8

		Time Deposits: 0.3%
1,830,000	(10)	Barclays Bank PLC, 3.090%, 10/03/2022	1,830,000	0.0
1,510,000	(10)	Canadian Imperial Bank of Commerce, 3.030%, 10/03/2022	1,510,000	0.0
1,670,000	(10)	Credit Agricole, 3.060%, 10/03/2022	1,670,000	0.0
1,690,000	(10)	Landesbank Baden-Wurttemberg, 3.070%, 10/03/2022	1,690,000	0.0
1,690,000	(10)	Mizuho Bank Ltd., 3.070%, 10/03/2022	1,690,000	0.0
1,470,000	(10)	National Australia Bank Ltd., 3.050%, 10/03/2022	1,470,000	0.0
1,900,000	(10)	Royal Bank of Canada, 3.070%, 10/03/2022	1,900,000	0.1
1,900,000	(10)	Skandinaviska Enskilda Banken AB, 3.050%, 10/03/2022	1,900,000	0.1
1,510,000	(10)	Societe Generale, 3.060%, 10/03/2022	1,510,000	0.0
1,890,000	(10)	Svenska Handelsbanken AB, 3.000%, 10/03/2022	1,890,000	0.1
1,840,000	(10)	Toronto-Dominion Bank, 3.060%, 10/03/2022	1,840,000	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)

Total Time Deposits
(Cost $18,900,000)	$18,900,000	0.3

Shares	Value	Percentage of Net Assets
Mutual Funds: 0.5%
32,848,207	(11)	T. Rowe Price Government Reserve Fund, 3.080%
(Cost $32,848,207)	32,848,207	0.5

Total Short-Term Investments
(Cost $110,878,348)	110,878,348	1.6

Total Investments in Securities (Cost $7,525,248,242)	$6,912,505,682	97.5
Assets in Excess of Other Liabilities	178,498,927	2.5
Net Assets	$7,091,004,609	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	All or a portion of this security is pledged to cover open written call options at September 30, 2022.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2022, the Portfolio held restricted securities with a fair value of $37,904,208 or 0.5% of net assets. Please refer to the table below for additional details.
(6)	Preferred Stock may be called prior to convertible date.
(7)	Variable rate security. Rate shown is the rate in effect as of September 30, 2022.
(8)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(9)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2022.
(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of September 30, 2022.

Currency Abbreviations:
EUR	EU Euro

Reference Rate Abbreviations:
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$251,040,398	$–	$–	$251,040,398
Consumer Discretionary	426,952,675	–	–	426,952,675
Consumer Staples	47,297,695	–	–	47,297,695
Energy	55,780,239	–	–	55,780,239
Financials	416,515,846	–	–	416,515,846
Health Care	947,392,476	48,753,662	–	996,146,138
Industrials	698,821,740	–	–	698,821,740
Information Technology	1,470,180,451	–	–	1,470,180,451
Utilities	86,047,318	–	–	86,047,318
Total Common Stock	4,400,028,838	48,753,662	–	4,448,782,500
Preferred Stock	35,628,316	–	37,904,208	73,532,524
Corporate Bonds/Notes	–	545,367,209	–	545,367,209
Bank Loans	–	1,072,897,555	–	1,072,897,555
Asset-Backed Securities	–	17,232,775	–	17,232,775
Convertible Bonds/Notes	–	11,366,571	–	11,366,571
U.S. Treasury Obligations	–	632,448,200	–	632,448,200
Short-Term Investments	32,848,207	78,030,141	–	110,878,348
Total Investments, at fair value	$4,468,505,361	$2,406,096,113	$37,904,208	$6,912,505,682
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(2,410,945)	$–	$(2,410,945)
Total Liabilities	$–	$(2,410,945)	$–	$(2,410,945)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2022, VY® T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Waymo LLC., Series A-2	5/8/2020	$35,484,706	$37,904,208
		$35,484,706	$37,904,208

At September 30, 2022, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	01/20/23	USD	160.000	400	USD	3,826,000	$361,940	$(1,796)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	01/20/23	USD	165.000	400	USD	3,826,000	309,940	(1,272)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	01/20/23	USD	170.000	400	USD	3,826,000	$260,940	$(914)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	01/20/23	USD	175.000	400	USD	3,826,000	221,940	(662)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	175.000	1,360	USD	15,368,000	1,289,604	(45,739)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	180.000	300	USD	3,390,000	351,211	(7,652)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	185.000	300	USD	3,390,000	303,894	(5,847)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	190.000	520	USD	5,876,000	552,630	(7,780)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	190.000	300	USD	3,390,000	260,805	(4,488)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	195.000	500	USD	5,650,000	450,225	(5,840)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	200.000	500	USD	5,650,000	389,075	(4,638)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	200.000	180	USD	2,034,000	306,198	(1,670)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	205.000	520	USD	5,876,000	342,966	(3,809)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	205.000	200	USD	2,260,000	305,438	(1,465)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	210.000	180	USD	2,034,000	247,703	(1,060)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	210.000	520	USD	5,876,000	289,770	(3,062)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	215.000	180	USD	2,034,000	223,212	(861)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	220.000	180	USD	2,034,000	200,072	(696)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	225.000	220	USD	2,486,000	314,360	(707)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	225.000	200	USD	2,260,000	199,590	(643)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	230.000	220	USD	2,486,000	287,609	(579)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	235.000	220	USD	2,486,000	263,240	(488)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	240.000	220	USD	2,486,000	240,834	(408)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	245.000	220	USD	2,486,000	220,353	(344)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	250.000	220	USD	2,486,000	201,633	(295)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	255.000	220	USD	2,486,000	184,617	(246)
Apple, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	170.000	191	USD	2,639,620	153,213	(37,946)
Apple, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	170.000	640	USD	8,844,800	419,654	(127,149)
Apple, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	175.000	191	USD	2,639,620	125,048	(27,553)
Apple, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	175.000	640	USD	8,844,800	345,338	(92,323)
Apple, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	180.000	191	USD	2,639,620	100,796	(20,006)
Apple, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	180.000	640	USD	8,844,800	283,994	(67,036)
General Electric Company	Wells Fargo Securities, LLC	Call	01/20/23	USD	110.000	819	USD	5,070,429	672,456	(3,442)
General Electric Company	Wells Fargo Securities, LLC	Call	01/20/23	USD	110.000	693	USD	4,290,363	576,929	(2,913)
General Electric Company	Wells Fargo Securities, LLC	Call	01/20/23	USD	110.000	50	USD	309,550	43,588	(210)
General Electric Company	Wells Fargo Securities, LLC	Call	01/20/23	USD	85.000	1,185	USD	7,336,335	694,078	(59,401)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
General Electric Company	Wells Fargo Securities, LLC	Call	01/20/23	USD	90.000	1,185	USD	7,336,335	$505,865	$(33,931)
General Electric Company	Wells Fargo Securities, LLC	Call	01/20/23	USD	95.000	1,185	USD	7,336,335	354,208	(20,062)
Keurig Dr Pepper, Inc.	Citigroup Global Markets	Call	01/20/23	USD	40.000	1,196	USD	4,284,072	170,956	(62,689)
Keurig Dr Pepper, Inc.	Citigroup Global Markets	Call	01/20/23	USD	42.000	1,196	USD	4,284,072	105,643	(24,258)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	325.000	701	USD	16,326,290	482,821	(41,984)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	330.000	126	USD	2,934,540	186,181	(6,249)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	330.000	126	USD	2,934,540	185,100	(6,249)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	330.000	108	USD	2,515,320	191,984	(5,356)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	340.000	267	USD	6,218,430	540,843	(9,291)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	340.000	126	USD	2,934,540	156,440	(4,384)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	340.000	126	USD	2,934,540	157,080	(4,384)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	340.000	108	USD	2,515,320	162,832	(3,758)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	340.000	119	USD	2,771,510	241,622	(4,141)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	350.000	108	USD	2,515,320	137,458	(2,694)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	350.000	126	USD	2,934,540	131,560	(3,143)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	350.000	119	USD	2,771,510	207,035	(2,969)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	350.000	267	USD	6,218,430	460,113	(6,661)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	350.000	126	USD	2,934,540	132,978	(3,143)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	360.000	119	USD	2,771,510	176,257	(2,166)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	360.000	267	USD	6,218,430	389,903	(4,860)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	365.000	264	USD	6,148,560	351,270	(4,184)
Microsoft Corp.	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	320.000	733	USD	17,071,570	978,555	(52,908)
Microsoft Corp.	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	330.000	223	USD	5,193,670	262,971	(11,060)
Microsoft Corp.	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	335.000	223	USD	5,193,670	230,894	(9,337)
Microsoft Corp.	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	340.000	223	USD	5,193,670	209,511	(7,760)
Microsoft Corp.	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	345.000	223	USD	5,193,670	181,437	(6,637)
Microsoft Corp.	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	350.000	223	USD	5,193,670	160,052	(5,563)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	350.000	387	USD	9,013,230	590,949	(9,655)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	355.000	388	USD	9,036,520	538,156	(8,358)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	360.000	387	USD	9,013,230	486,459	(7,044)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	320.000	192	USD	4,471,680	$366,591	$(13,859)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	320.000	192	USD	4,471,680	341,299	(13,859)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	330.000	192	USD	4,471,680	310,840	(9,522)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	330.000	192	USD	4,471,680	290,433	(9,522)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	340.000	192	USD	4,471,680	247,482	(6,681)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	340.000	192	USD	4,471,680	262,769	(6,681)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	350.000	192	USD	4,471,680	222,390	(4,790)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	350.000	192	USD	4,471,680	208,136	(4,790)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	220.000	212	USD	3,167,704	282,416	(4,569)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	220.000	149	USD	2,226,358	193,697	(3,211)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	220.000	129	USD	1,927,518	167,292	(2,780)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	220.000	44	USD	657,448	56,782	(948)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	230.000	149	USD	2,226,358	153,214	(2,211)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	230.000	44	USD	657,448	44,879	(653)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	230.000	212	USD	3,167,704	223,582	(3,146)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	230.000	129	USD	1,927,518	131,685	(1,914)
PNC Financial Services Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	190.000	317	USD	4,736,614	290,689	(29,680)
PNC Financial Services Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	195.000	317	USD	4,736,614	241,554	(22,329)
PNC Financial Services Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	200.000	317	USD	4,736,614	198,759	(17,045)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/20/23	USD	100.000	439	USD	3,699,014	400,298	(69,172)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/20/23	USD	100.000	449	USD	3,783,274	380,303	(70,748)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/20/23	USD	105.000	449	USD	3,783,274	299,483	(42,175)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/20/23	USD	105.000	439	USD	3,699,014	310,145	(41,236)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/20/23	USD	97.500	439	USD	3,699,014	449,510	(89,636)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/20/23	USD	97.500	449	USD	3,783,274	420,713	(91,678)
Thermo Fisher Scientific, Inc.	Citigroup Global Markets	Call	01/20/23	USD	640.000	154	USD	7,810,726	412,949	(57,542)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	540.000	292	USD	14,747,168	789,857	(540,703)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	560.000	164	USD	8,282,656	431,537	(198,143)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	580.000	164	USD	8,282,656	325,433	(124,707)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	145.000	101	USD	1,074,034	33,027	(1,968)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	145.000	235	USD	2,498,990	$68,357	$(4,578)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	150.000	101	USD	1,074,034	19,291	(1,398)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	150.000	235	USD	2,498,990	49,613	(3,253)
									$29,687,031	$(2,410,945)

Currency Abbreviations
USD	-	United States Dollar

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $7,512,095,359.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$130,527,013
Gross Unrealized Depreciation	(732,133,798)
Net Unrealized Depreciation	$(601,606,785)